SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property, Plant, and Equipment and Land Use Right Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2013
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description
Shorter of lease term or 3 years

Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Plant and machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Plant and machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years